Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and Interest Income	$ 15,626,965
Net appreciation in fair value of investments	24,433,527
Total investment income	40,060,492
Interest income from notes receivable	648,815
Contributions:
Employer	22,268,779
Employee	13,860,839
Rollover from other plans	1,872,859
Total contributions	38,002,477
Total additions	78,711,784
Administrative fees	(700,134)
Benefits paid directly to participants	(43,872,200)
Total deductions	(44,572,334)
Net increase in net assets available for benefits	34,139,450
Net assets available for benefits at beginning of the year	358,856,619
Net assets available for benefits at end of the year	$ 392,996,069